Financial Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Income and Expenses
The financial income and expenses are broken down as follows:

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Financial revenues	616	493	67
Financial expenses	(3,325)	(351)	(1,409)

Total	(2,709)	141	(1,341)